ASSET RETIRMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2015
ASSET RETIRMENT OBLIGATIONS [Text Block]

NOTE 13 – ASSET RETIRMENT OBLIGATIONS

The Geysers, California
On April 22, 2014, the Company completed the acquisition of a group of companies owned by Ram Power Corp.’s (“Ram”) Geysers Project located in Northern California. Two of the acquired companies (Western GeoPower, Inc. and Etoile Holdings, Inc.) contained asset retirement obligations that, primarily, originate with the environmental regulations defined by the laws of the State of California. The liabilities related to the removal and disposal of arsenic impacted soil and existing steam conveyance pipelines are estimated to total $598,930. Obligations related to decommissioning four existing wells were estimated to total $606,000. These obligations are initially estimated based upon discounted cash flows estimates and are accreted to full value over time. At December 31, 2015, the Company has not considered it necessary to specifically fund these obligations. During the year ended December 31, 2015, the Company engaged in activities that reduced the estimated liability related to the site’s impacted soil. Since the Company is still evaluating the development plan for this project that could eliminate or significantly reduce the remaining obligations, no charges directly associated the asset retirement obligations have been charged to operations. All of the obligations were considered to be long-term at December 31, 2015.

Raft River Energy I LLC, USG Nevada LLC, and USG Oregon LLC
These Companies operate in Idaho, Nevada and Oregon and are subject to environmental laws and regulations of these states. The plants, wells, pipelines and transmission lines are expected to have long useful lives. Generally, these assets will require funds for retirement or reclamation. However, these estimated obligations are believed to be less than or not significantly more than the assets’ estimated salvage values. Therefore, as of December 31, 2015 and 2014, no retirement obligations have been recognized.

	December 31,
	2015	2014

Beginning balance	$1,400,000	$-
Obligation from the Geysers Company acquisition	-	1,400,000
Soil remediation	(209,070)	-
Accretion of post closure obligation	14,000	-
Ending Balance	$1,204,930	$1,400,000